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                                  CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 22 ("PEA No. 22") on July 29, 2005, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Adviser Orion Fund
                  Janus Adviser Small-Mid Growth Fund
                  Janus Adviser Contrarian Fund
                  Janus Adviser High-Yield Fund

                  (collectively, the "Funds").

         3.       The text of PEA No. 22 has been filed electronically.


         DATED:  August 3, 2005
                                            JANUS ADVISER SERIES
                                            on behalf of the Funds



                                            By: /s/ Kelley Abbott Howes
                                                -----------------------
                                                Kelley Abbott Howes
                                                Vice President